Loan Payable (Details Narrative) - Yingxi Industrial Chain Group Co Ltd [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Loans payable	$ 2,655,000			$ 184,800
Debt maturity, description			The term is from December 24, 2013 to December 23, 2018
Debt instrument interest rate			6.4125%
Repayment of debt	0	$ 183,720	$ 180,600	81,220
Interest expenses	0		2,701	$ 21,874
Proceeds from borrowings	$ 4,130,000